Income Taxes - Summary of Current and Deferred Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Expense Benefit Continuing Operations [Abstract]
Current tax	¥ 197,233,190	$ 28,330,775	¥ 153,947,310	¥ 193,428,603
Deferred tax	(7,665,373)	(1,101,062)	(1,228,642)	(10,860,341)
Total	¥ 189,567,817	$ 27,229,713	¥ 152,718,668	¥ 182,568,262